Unit-Based Compensation (Details) - USD ($) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense	$ 4,916		$ 7,984
Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense		$ 4,692		$ 1,935
Phantom common units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense	3,922		6,591
Phantom common units [Member] | Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-cash unit based compensation expense		604		530
Allocated from Parent [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 994		$ 1,393
Allocated from Parent [Member] | Predecessor [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 4,088		$ 1,405